Insurance contracts and private pension (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
General Model (BBA)	R$ 15,762	R$ 14,320
lnsurance	5,134	4,496
Private pension	10,628	9,824
Variable Fee Approach (VFA)	255,193	218,398
Private pension	255,193	218,398
Simplified Model (PAA)	450	385
lnsurance	488	408
Reinsurance	(38)	(23)
Total Insurance contracts and private pension	271,405	233,103
lnsurance	5,622	4,904
Reinsurance	(38)	(23)
Private pension	265,821	228,222
Current	450	385
Non-current	270,955	232,718
Income Operating [Member]
IfrsStatementLineItems [Line Items]
General Model (BBA)	2,361	1,691
lnsurance	2,461	1,776
Private pension	(100)	(85)
Variable Fee Approach (VFA)	1,709	1,745
Private pension	1,709	1,745
Simplified Model (PAA)	2,062	1,892
lnsurance	2,068	1,898
Reinsurance	(6)	(6)
Total Insurance contracts and private pension	6,132	5,328
lnsurance	4,529	3,674
Reinsurance	(6)	(6)
Private pension	1,609	1,660
Income Financial [Member]
IfrsStatementLineItems [Line Items]
General Model (BBA)	(538)	(1,251)
lnsurance	(242)	(196)
Private pension	(296)	(1,055)
Variable Fee Approach (VFA)	(28,044)	(20,605)
Private pension	(28,044)	(20,605)
Simplified Model (PAA)	(3)	(17)
lnsurance	(2)	(14)
Reinsurance	(1)	(3)
Total Insurance contracts and private pension	(28,585)	(21,873)
lnsurance	(244)	(210)
Reinsurance	(1)	(3)
Private pension	R$ (28,340)	R$ (21,660)